Taxes	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Taxes

8. Taxes

a) Income tax reconciliation

The reconciliation of the taxes calculated according to the nominal tax rates and the amount of taxes recorded is shown below:

			Year ended December 31,
	Notes	2023	2022	2021
Income before income taxes		11,151	19,781	29,541
Income taxes at statutory rate (34%)		(3,791)	(6,726)	(10,044)
Adjustments that affect the taxes basis:
Tax incentives		1,071	1,247	2,826
Income tax benefit from interest on capital		789	556	260
Equity results		88	84	167
Addition of tax loss carryforward		409	899	663
Reclassification of cumulative adjustments to the income statement		-	547	1,471
Reversal of deferred income tax related to Renova Foundation	26(e)	(1,078)	-	-
Liabilities related to associates and joint ventures	26(c)	(404)	-	-
Other		(130)	422	(40)
Income taxes		(3,046)	(2,971)	(4,697)
Current tax		(1,375)	(2,020)	(5,663)
Deferred tax		(1,671)	(951)	966
Income taxes		(3,046)	(2,971)	(4,697)

b) Deferred income tax assets and liabilities

Tax loss carryforward does not expire in the Brazilian jurisdiction and their compensation is limited to 30% of the taxable income for the year. The local profits of foreign subsidiaries are also taxed in Brazil and there is no restriction on their offset against tax losses generated previously by the foreign entity.

	Deferred tax assets Deferred tax liabilities
	Year ended December 31,
	2023	2022	2023	2022
Taxes losses carryforward	5,704	5,908	-	-
Temporary differences:
Asset retirement obligations and other liabilities (i)	4,165	4,875	(807)	(714)
Fair value of financial instruments	735	839	-	-
Employee post-retirement obligation	478	411	-	-
Provision for litigation	306	364	-	-
Fair value of property, plant and equipment in business combination	-	-	(2,034)	(2,205)
Goodwill amortization	-	-	(575)	(518)
Other	723	397	-	-
	12,111	12,794	(3,416)	(3,437)

Financial position
Assets	9,565	10,770	-	-
Liabilities	-	-	(870)	(1,413)

(i)	Following the adoption of the amendment to IAS 12 – Deferred Taxes related to Assets and Liabilities Arising from a Single Transaction, the Company started disclosing separately the deferred tax assets and deferred tax liabilities arising from the decommissioning of assets, environmental obligations, and leases, which resulted in an increase of US$807 in deferred tax assets and deferred tax liabilities. Comparative information was restated to reflect the effects of the adoption, resulting in an increase of US$714 in deferred tax assets and deferred tax liabilities. Therefore, there has been no impact on the deferred tax balances recorded in the Company's financial statements.

The following table shows the changes in deferred tax assets and liability:

	Assets	Liabilities	Deferred taxes, net
Balance as of December 31, 2021	11,441	1,881	9,560
Taxes losses carryforward	(68)	-	(68)
Provision for asset retirement obligations and other liabilities	(488)	114	(602)
Fair value of financial instruments	(634)	-	(634)
Allocated goodwill	-	(607)	607
Other	(254)	-	(254)
Effect in income statement	(1,444)	(493)	(951)
Employee post-retirement obligation	(116)	-	(116)
Fair value of financial instruments	73	-	73
Other comprehensive income	(43)	-	(43)
Transfer between assets and liabilities	130	130	-
Translation adjustment	686	(77)	763
Sale of California Steel Industries	-	(28)	28
Balance as of December 31, 2022	10,770	1,413	9,357
Taxes losses carryforward	(609)	-	(609)
Provision for asset retirement obligations and other liabilities	(1,123)	86	(1,209)
Fair value of financial instruments	(168)	-	(168)
Allocated goodwill	-	(64)	64
Other	251	-	251
Effect in income statement	(1,649)	22	(1,671)
Employee post-retirement obligation	34	-	34
Fair value of financial instruments	32	-	32
Other comprehensive income	66	-	66
Transfer between assets and liabilities	(371)	(371)	-
Translation adjustment	749	19	730
Transfer to asset to held for sale	-	(213)	-
Balance as of December 31, 2023	9,565	870	8,482

c) Tax incentives

In Brazil, the Company has tax incentives to partially reduce the income tax generated by the operations conducted in the North region that includes iron ore, copper, and nickel. The incentive is calculated based on the taxable income of the incentive activity (tax operating income) and considers the allocation of tax operating income into different incentives applicable to different tranches of production during specified periods for each product, usually 10 years. In addition to these incentives, the income tax payable can be reduced by investing in the acquisition of new machinery and equipment, subject to subsequent approval by the Superintendence for the Development of the Amazon (“SUDAM”).

As determined by the Brazilian law, the tax savings obtained because of these incentives must be recorded in the retained earnings reserve in equity and cannot be distributed as dividends to shareholders.

The Company’s tax incentives will mostly expire in 2024 and the last tax incentive is expiring in 2027. The effects on the income statement are presented as “tax incentives” in note 8(a).

d) Income taxes - Settlement program (“REFIS”)

	December 31, 2023	December 31, 2022
Current liabilities	428	371
Non-current liabilities	1,723	1,869
REFIS liabilities	2,151	2,240

SELIC rate	11.75%	13.75%

The balance mainly relates to the settlement program of claims regarding the collection of income tax and social contribution on equity gains of foreign subsidiaries and affiliates from 2003 to 2012. This amount bears SELIC interest rate (Special System for Settlement and Custody) and will be paid in monthly installments until October 2028 and the impact of the SELIC over the liability is recorded under the Company’s financial results (note 6).

e) Uncertain tax positions (“UTP”)

The Company is engaged in administrative and judicial discussions with tax authorities in Brazil in relation to certain tax positions adopted by the Company for calculating income tax and social contribution on net income. The final determination is uncertain and depends on factors not controlled by the Company, such as changes in case law and changes in tax laws and regulations. The Company is subject to the assessment of income tax by local tax authorities in a range up to 10 years depending on jurisdiction where the Company operates.

The amount under discussion with the tax authorities is US$5,408 as of December 31, 2023 (2022: US$4,223), which includes the reduction of tax losses in the amount of US$754 as of December 31, 2023 (2022: US$564), if the tax authority does not accept the tax treatment adopted by the Company in relation to these matters.

	December 31, 2023			December 31, 2022
	Assessed (i)	Not in dispute (ii)	Total	Assessed (i)	Not in dispute (ii)	Total
UTPs not recorded on statement of financial position (iii)
Transfer pricing over the exportation of ores to a foreign subsidiary	2,144	3,010	5,154	1,190	2,592	3,782
Expenses of interest on capital	1,511	-	1,511	1,288	-	1,288
Proceeding related to income tax paid abroad	512	-	512	439	-	439
Goodwill amortization	606	190	796	578	223	801
Payments to Renova Foundation	167	536	703	29	530	559
Other	468	-	468	699	-	699
	5,408	3,736	9,144	4,223	3,345	7,568

UTPs recorded on statement of financial position
Deduction of CSLL in Brazil	183	-	183	155	-	155
	183	-	183	155	-	155

(i)	Includes the tax effects arising from the reduction of the tax losses and negative basis of the CSLL without fines and interest.
(ii)	Includes the principal, without fines and interest.
(iii)	Based on the assessment of its internal and external legal advisors, the Company believes that the tax treatment adopted for these matters will be accepted in decisions of the higher courts on last instance.

Transfer pricing calculation over the exportation of ores to a foreign subsidiary - The Company was assessed for the IRPJ and CSLL, for the years of 2015 and 2018 since the tax agent has disregarded the intermediation cost and other adjustments used in the calculation of the transfer pricing over the exportation of iron ore, pellets, manganese, and copper to its foreign controlled company. The Company is challenging these assessments at the administrative level and a decision is pending.

The Company maintains the method of calculating the transfer pricing, as it considers it to be the most appropriate tax treatment for interpreting the rules in force and applicable to the subject and is discussing the charges at the administrative level.

The total amount in dispute is US$1,630 as of December 31, 2023 (2022: US$829), excluding the corresponding tax impact without fines and interests of US$514 as of December 31, 2023 (2022: US$361), totaling US$2,144 (2022: US$1,190). The amount involved for the fiscal years of 2019 to 2023, which are not in dispute, is US$3,010 as of December 31, 2023 (2022: US$2,592).

Expenses of interest on equity capital (“JCP”) - Vale received assessments for the collection of IRPJ, CSLL and fines, on the grounds that the deduction of JCP was improper, referring to the base years of 2017 and 2018, due to failure to comply with the accrual basis and absence of individualized accounting credit per shareholder. The amount under discussion is US$1,367 as of December 31, 2023 (2022: US$1,154), excluding the corresponding tax impact without fines and interests of US$144 as of December 31, 2023 (2022: US$134), totaling US$1,511 (2022: US$1,288). The Company presented administrative defenses for these assessments and is awaiting a decision.

Proceeding related to income tax paid abroad - Vale received a tax assessment for the collection of US$512 (2022: US$439) due to the disregard of taxes paid abroad that were offset by the IRPJ debt in 2016. Tax authorities allege the Company has failed to comply with the applicable rules relating to the offset, in Brazil, of income taxes paid abroad. The Company had filed an administrative appeal, and a decision is pending.

Goodwill amortization - The Company received tax assessments for the collection of IRPJ and CSLL for the periods between 2013 and 2019, due to the disregard of the deduction of goodwill amortization expenses recorded in the acquisition of controlled companies, after its merger by the Company.

The Company is discussing the charges at the administrative level and the amount under discussion is US$540 as of December 31, 2023 (2022: US$517), excluding the corresponding tax impact without fines and interests of US$66 as of December 31, 2023 (2022: US$61), totaling US$606 (2022: US$578). The amount involved for the years 2020 to 2023, which are not assessed, is US$190 (2022: US$223).

Payments to Renova Foundation - The Company deducted payments made to Renova Foundation arising from the obligation entered into the Transaction and Conduct Adjustment Agreement (“TTAC”) and from its subsidiary liability in the agreement when Samarco did not make these payments directly. Vale understands that the deduction of such expenses is adequate, since its liability is objective, arising from the obligation entered into in the TTAC and its status as a shareholder.

The mentioned payments were deducted until April 2023 when Vale entered into a binding agreement jointly with BHPB, Samarco, and certain creditors of Samarco, establishing the parameters for the restructuring of Samarco's debt. This restructuring was implemented through a consensual reorganization plan, which was approved by the Judicial Recovery Court in September 2023. According to the agreement, contributions made by Vale to the Renova Foundation from May 2023 onward will be converted into capital contributions to Samarco and, therefore, will no longer be deductible. Further details on Samarco's judicial recovery are provided in note 26(a) of these financial statements.

The Company received tax assessment notices for the periods 2016 to 2018, for the collection of IRPJ and CSLL on the grounds that expenses incurred with Renova Foundation were unduly deducted for allegedly not being considered necessary. The total amount assessed is US$140 for the year ended December 31, 2023 (2022: US$24), excluding the corresponding tax impact without fines and interests of US$27 as of December 31, 2023 (2022: US$5), totaling US$167 (2022: US$29). For the fiscal years 2019 to 2023, the amount not assessed is US$536 (2022: US$530).

Deduction of CSLL from the taxable income - In 2004, a definitive decision of the Superior Court of Justice (“STJ”) granted to the Company the right to deduct the Social Contribution on Net Income (“CSLL”) from the taxable base of the corporate income tax (“IRPJ”). The Federal Government filed a rescission action (“ação rescisória”) in 2006, seeking to reverse the 2004 decision. In 2019, the Federal Court of Appeals (“TRF”) upheld the rescission action and, although the decision was not final, the Company decided not to deduct the CSLL from the taxable income since then.

Meanwhile, the Federal Supreme Court (“STF”) is judging two extraordinary appeals with impact to all taxpayers. These appeals are discussing how long a court decision related to a tax matter would remain valid if the STF had subsequently issued a contrary decision. Due to the developments of this matter in the STF during 2023 and based on the updated assessment of its legal advisors, the Company concluded that the tax treatment previously adopted will probably not be accepted by the tax authority and, therefore, it recognized a liability as “Taxes payable” for the year ended December 31, 2022. The amount for the year ended December 31, 2023, is US$183 (2022: US$155).

Non-incidence of IRPJ and CSLL on SELIC rate in the repetition of undue payment - In September 2021, the Federal Supreme Court (“STF”) decided in a judgment with general repercussion, that the incidence of IRPJ and CSLL on amounts referring to the SELIC rate received as a result of repetition of tax overpayment is unconstitutional. After the publication of the decision of the leading case judgment with a conclusion favorable to the taxpayers, the Company recognized a gain of US$34 in the income statement for the year ended December 31, 2021.

f) Recoverable and payable taxes

	December 31, 2023			December 31, 2022
	Current assets	Non-current assets	Current liabilities	Current assets	Non-current assets	Current liabilities
Value-added tax ("ICMS")	232	5	25	261	1	46
Brazilian federal contributions ("PIS" and "COFINS") (i)	355	1,010	615	690	740	35
Income taxes	302	358	429	309	369	221
Financial compensation for the exploration of mineral resources ("CFEM")	-	-	93	-	-	54
Other	11	1	152	12	-	114
Total	900	1,374	1,314	1,272	1,110	470

(i)	In December 2023, a judicial decision was issued in a lawsuit related with Brazilian federal contributions (“PIS” and “COFINS”), which is fully guaranteed by a judicial deposit, determining the conversion of part of the judicial deposit to the Government, resulting in the reclassification of the amount to payable taxes. Further details are presented in note 28 of these financial statements.

ICMS included in PIS and COFINS computation tax base - Vale discussed the issue of the exclusion of ICMS from the taxable basis of the contribution to PIS and COFINS in two lawsuits filed before March 2017. One of the lawsuits includes the triggering events from March 2012 onwards and has a favorable definitive decision. This amount was calculated based on the assumption that the ICMS to be excluded from the taxable bases is the one paid. With the definition of the subject by the Federal Supreme Court in the leading case, with binding effects to all taxpayers, which determined that the ICMS to be excluded is the one highlighted in the invoices, the Company recognized an additional gain of US$26 for the year ended December 31, 2021.

The lawsuit that covers the triggering events that occurred between December 2001 and February 2012, resulted in the recognition of a gain in the amount of US$145 for the year ended December 31, 2021, of which US$67 refers to the principal recorded as “Other operating expenses, net” and US$78 refers to monetary restatement as “Other financial items, net”, due to the favorable decision obtained by the Company and in line with the judgment of the Federal Supreme Court in the aforementioned leading case.

Accounting policy

The Brazilian corporate tax law requires the taxation of income generated by foreign subsidiaries, and as a result, the income tax charge is computed using the tax rate enacted at the end of the reporting period in Brazil. The impact of the income tax calculation in the consolidated financial statements is determined by applying the differential between the Brazilian income tax rate and the local income tax rate of each jurisdiction where the Company's subsidiaries operate and generate taxable income.

Management regularly assesses positions taken in tax returns concerning situations where applicable tax regulations are subject to interpretation. Provisions are recorded, as needed, based on expected amounts payable to tax authorities. Liabilities related to uncertain tax positions are recorded only when it is deemed, with a more-likely-than-not probability, that these positions will not withstand challenges, if any, from taxing authorities, based on input from internal and external legal advisors.

Deferred income taxes are recognized for temporary differences between the carrying amount and the tax basis of assets and liabilities, as well as tax losses carryforwards. However, deferred tax liabilities arising from the initial recognition of goodwill are not recognized. Additionally, deferred income tax is not accounted for if it arises from the initial recognition of an asset or liability in a transaction unrelated to a business combination that, at the time of the transaction, has no impact on accounting or taxable profit or loss. Offset of deferred tax assets and liabilities occurs when there is a legally enforceable right to offset current tax assets and liabilities, and when the deferred tax balances pertain to the same taxation authority.

Deferred tax assets resulting from tax losses and temporary differences are not recognized when it is not probable that future taxable profit will be available against which these differences and/or tax losses can be utilized.

Current and deferred tax is recognized in profit or loss unless it relates to items recognized in other comprehensive income or directly in equity. In such cases, the tax is also recognized in other comprehensive income or directly in equity, respectively.

Critical accounting estimates and judgments

Deferred income tax - Significant judgements, estimates and assumptions are required to determine the amount of deferred tax assets that are recognized based on the likely timing and future taxable profits. Deferred tax assets arising from tax losses carryforward and temporary differences are recognized considering assumptions and projected cash flows. Deferred tax assets may be affected by factors including, but not limited to: (i) internal assumptions on the projected taxable income, which are based on production and sales planning, commodity prices, operational costs and planned capital costs; (ii) macroeconomic environment; and (iii) trade and tax scenarios.

Uncertain tax positions - The Company applies significant judgement in identifying uncertainties over income tax treatments, which could impact the consolidated financial statements. The Company operates in multiple jurisdictions where uncertainties arise in the application of complex tax regulations. The Company and its subsidiaries are subject to reviews of income tax filings and other tax payments, and disputes can arise with the taxing authorities over the interpretation of the applicable laws and regulations.